ISSUED CAPITAL (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($) shares
Issued capital
Balance	$ 372,764
Shares issued in conjunction with private placement	253,517
Total shares issued during the period	253,517
Cost of capital raising during the period	(10,297)
Closing balance at end of period	$ 615,984
Ordinary shares
Ordinary Shares
Total shares issued and outstanding | shares	1,253,249,528
Shares issued during the year | shares	5,614,447,268
Total shares issued and outstanding | shares	6,867,696,796
Issued capital
Number of shares issued | shares	5,614,400,000
Net proceeds from shares issued	$ 243,200
Issued capital
Issued capital
Shares issued in conjunction with private placement	253,517
Total shares issued during the period	253,517
Cost of capital raising during the period	$ (10,297)